Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Investment Contracts with Discretionary Participating Features (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	€ 0
Opening liabilities	21,594	€ 21,055
Net opening balance, Investment contracts	21,594	21,055
Insurance revenue	(80)	(64)
Incurred claims and other insurance service expenses	43	36
Insurance service expenses	43	36
Investment components	0
Insurance service result	(37)	(28)
Insurance finance (income) / expenses (P&L and OCI)	2,270	1,921
Cash flows	(2,525)	(2,030)
Other movements		172
Net exchange differences	1,030	503
Net closing balance, Investment contracts	22,332	21,594
Closing assets	0	0
Closing liabilities	22,332	21,594
Excluding loss component [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0
Opening liabilities	21,594	21,055
Net opening balance, Investment contracts	21,594	21,055
Insurance revenue	(80)	(64)
Incurred claims and other insurance service expenses	0
Insurance service expenses	0
Investment components	(2,934)	(2,417)
Insurance service result	(3,014)	(2,481)
Insurance finance (income) / expenses (P&L and OCI)	2,270	1,921
Cash flows	452	423
Other movements		172
Net exchange differences	1,030	503
Net closing balance, Investment contracts	22,332	21,594
Closing assets	0	0
Closing liabilities	22,332	21,594
Loss component [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0
Opening liabilities	0
Net opening balance, Investment contracts	0
Insurance revenue	0
Incurred claims and other insurance service expenses	0
Insurance service expenses	0	0
Investment components	0	0
Insurance service result	0
Insurance finance (income) / expenses (P&L and OCI)	0
Cash flows	0
Net exchange differences	0
Net closing balance, Investment contracts	0	0
Closing assets	0	0
Closing liabilities	0	0
Incurred claims [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0
Opening liabilities	0
Net opening balance, Investment contracts	0
Insurance revenue	0
Incurred claims and other insurance service expenses	43	36
Insurance service expenses	43	36
Investment components	2,934	2,418
Insurance service result	2,977	2,453
Insurance finance (income) / expenses (P&L and OCI)	0
Cash flows	(2,977)	(2,453)
Net exchange differences	0
Net closing balance, Investment contracts	0	0
Closing assets	0	0
Closing liabilities	€ 0	€ 0